Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Fair Value Measurement	Set out below are categories of financial instruments and fair value measurements as of June 30, 2023 and December 31, 2022:
Financial assets at fair value	June 30, 2023	December 31, 2022
Cash	€498,099	€502,585

Financial assets at amortized cost
Accounts receivable and other receivables	1,730,467	3,137,609
Amount due from related parties	79,835	140,264

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	(2,231,281)	(2,652,868)
Amount due to related parties	(3,801,385)	(237,285)
Lease liabilities	(67,380)	(95,059)
Bank loans	(3,844,731)	(8,334,530)
	€(7,636,376)	€(7,539,284)